Expense Example - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO - Fidelity Flex Small Cap Index Fund - Fidelity Flex Small Cap Index Fund
Jun. 29, 2024 USD ($)
Expense Example:
1 year	none
3 years	7
5 years	17
10 years	$ 46